Investments And Other Non-Current Assets (Schedule Of Significant Investments And Respective Percentage Of Ownership) (Details)	Dec. 31, 2011
France [Member] | EAK SA Composants Pour L'Industrie Automobile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
France [Member] | EAK SNC Composants Pour L'Industrie Automobile [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
Malaysia [Member] | Autoliv-Hirotako Safety Sdn Bhd (Parent And Subsidiaries) [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%
China [Member] | Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	30.00%